DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 17, 2024	Dec. 31, 2023
Statement [Line Items]
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 1,103,618		$ 803,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	125,042,124	4,567,774	120,474,350
Ordinary shares [member]
Statement [Line Items]
Number of Authorized Shares by Type of Capital in Ordinary Shares	125,042,124		120,474,350
Nominal Value of Shares by Type of Capital in Ordinary Shares	$ 8.826		$ 6.6704
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 1,103,618		$ 803,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	125,042,124		120,474,350